Investments in financial instruments	12 Months Ended
Dec. 31, 2022
Investments in financial instruments [Abstract]
Investments in financial instruments
11.	Investments in financial instruments

The balances as of December 31, 2022 are as follows:

2022

Other stock instruments	$1,758,605

Corresponds to instruments listed on the Stock Exchange and its fair value is determined using the market prices quoted on the valuation date.